CASH FLOW GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Schedule of adjustments for reconciling profit/loss
	2018		2019	2020
	RMB’000		RMB’000	RMB’000

Profit/(Loss) before income tax:	1,068,800		1,009,092	(690,745)
Adjustments for:
Depreciation of fixed assets (Note 6)	1,609,743		1,637,298	1,662,179
Depreciation of right-of-use assets (Note 8)	-		65,324	65,511
Impairment of fixed assets (Note 6)	10,363		20,697	11,835
Gains on disposal of assets classified as held for sale (Note 18)	-		-	(1,188,645)
Provision for impairment of materials and supplies (Note 19)	11,361		10,793	-
Amortization of leasehold land payments (Note 8)	55,782		-	-
Loss on disposal of fixed assets and costs on repairs	261,476		161,435	165,253
Amortization of long-term prepaid expenses (Note 13)	12,909		16,438	19,340
Share of results of associates , net of tax (Note 11)	(7,177)		7,039	(22,162)
Dividend income on FVOCI/AFS (Note 33)	(6,473)		(7,047)	(7,735)
Investment income from liquidation of a subsidiary (Note 33)		(81)			-	-
Reversal of impairment of receivables	(1,061)		-	(358)
Amortization of deferred income	(5,988)		(2,299)	(8,377)
Interest expense on lease liabilities	-		57,670	57,629
Interest income	(5,845)		(4,606)	(8,310)

Operating profit before working capital changes	3,003,809		2,971,834	55,415
Decrease/(Increase) in trade receivables	230,877		(638,401)	780,765
Decrease in materials and supplies	39,224		16,438	2,005
Increase in prepayments and other receivables	(17,218)		(64,221)	(108,998)
Decrease in long-term receivable	7,000		6,000	6,155
Increase in trade payables	115,759		98,393	701,825
Increase in accruals and other payables	220,571		358,625	150,454
Net cash generated from operations	3,600,022		2,748,668	1,587,621

Schedule of proceeds from disposal of fixed assets
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Net book amount (Note 6)	284,658	168,806	225,003
Payable arising from disposal of fixed assets	(6,715)	(2,063)	-
Transfer to materials and supplies	(16,075)	(2,272)	(27,151)
Loss on disposal of fixed assets and costs on repairs	(261,476)	(161,435)	(165,253)
Proceeds from disposal of fixed assets	392	3,036	32,599